Schedule of General and Administrative Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 42,610	₪ 36,082	₪ 27,206
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	10,329	10,960	8,673
Consulting and professional expenses [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	8,555	7,759	4,686
Directors' fees [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	431	821	567
Insurance [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	1,749	2,147	2,661
Rent and maintenance [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	5,958	5,997	2,837
Provision for doubtful debts [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	4,363	(20)	477
Fees [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	680	302	337
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	7,871	4,224	2,931
Other [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 2,674	₪ 3,892	₪ 4,037